Restricted Stock (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Restricted Stock Activity
Total Restricted Stock	Number of Restricted Shares	Weighted-average Grant Date Fair Value
Granted and not vested, January 1, 2013	-	$-
Granted	375,000	0.60
Vested	(79,992)	0.60
Forfeited or rescinded	(75,000)	0.60
Granted and not vested, December 31, 2013	220,008	$0.60
Granted	981,300	1.25
Vested	(548,491)	1.20
Forfeited or rescinded	-	-
Granted and not vested, December 31, 2014	652,817	$1.08

Schedule of 2013 Equity Incentive Plan Restricted Stock
2013 Equity Incentive Plan Restricted Stock	Number of Restricted Shares
Authorized but not granted or issued, January 1, 2013	1,500,000
Granted	(375,000)
Forfeited or rescinded	75,000
Authorized but not granted or issued, December 31, 2013	1,200,000
Authorized increase in Plan shares	472,867
Granted	(981,300)
Authorized but not granted or issued, December 31, 2014	691,567